May 3, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

ATTN:    Document Control - EDGAR

RE:      American Enterprise Variable Annuity Account
         Wells Fargo AdvantageSM Variable Annuity
         Wells Fargo AdvantageSM Builder Variable Annuity
         American Express Signature One Variable AnnuitySM
         File No. 333-85567 and 811-7195


Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,



/s/  Mary Ellyn Minenko
     Mary Ellyn Minenko
     Vice President and Group Counsel